Loans Payable (Summary of Loans Payable) (Details) - USD ($)	Sep. 30, 2016	Jul. 12, 2016	Jul. 08, 2016	Jun. 30, 2016	Jun. 27, 2016	May 16, 2016	Apr. 29, 2016	Mar. 29, 2016	Jan. 27, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Long-term debt	$ 8,853,000			$ 28,712,000
Long-term debt				28,712,000						$ 24,091,000
RI Convertible Note
Debt Instrument [Line Items]
Debt instrument, face amount					$ 300,000
Long-term debt	300,000			300,000	300,000
Line of Credit | Term Loan Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity				15,000,000
Long-term debt				0						0
Line of Credit | Line Of Credit Promissory Note
Debt Instrument [Line Items]
Maximum borrowing capacity				20,000,000
Long-term debt	19,666,000			19,716,000						19,516,000
Line of Credit | Line of Credit Grid Note
Debt Instrument [Line Items]
Maximum borrowing capacity				10,000,000
Long-term debt				4,563,000						3,000,000
Line of Credit | Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, face amount	500,000
Long-term debt	0			500,000
Line of Credit | Secured Revolving Line of Credit
Debt Instrument [Line Items]
Debt instrument, face amount	500,000
Long-term debt	0			500,000
Line of Credit | Note
Debt Instrument [Line Items]
Debt instrument, face amount	20,000,000
Long-term debt	0			19,716,000
Line of Credit | Exchange Agreement
Debt Instrument [Line Items]
Debt instrument, face amount	10,000,000
Long-term debt	900,000			4,563,000
Line of Credit | Secured Revolving Loan I
Debt Instrument [Line Items]
Debt instrument, face amount	1,500,000
Long-term debt	0			1,500,000
Line of Credit | Secured Revolving Loan II
Debt Instrument [Line Items]
Debt instrument, face amount	500,000
Long-term debt	0			500,000
Line of Credit | Secured Revolving Loan III
Debt Instrument [Line Items]
Debt instrument, face amount	1,200,000
Long-term debt	0			135,000
Line of Credit | Secured Debt | Secured Revolving Loan
Debt Instrument [Line Items]
Maximum borrowing capacity				1,500,000					$ 1,500,000
Long-term debt				1,500,000						0
Line of Credit | Secured Debt | Secured Revolving Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity				500,000
Debt instrument, face amount								$ 500,000
Long-term debt				500,000						0
Unsecured Debt | Unsecured Demand Loan
Debt Instrument [Line Items]
Debt instrument, face amount				0						1,575,000
Long-term debt				0						1,575,000
Unsecured Debt | RI Convertible Note
Debt Instrument [Line Items]
Debt instrument, face amount	300,000
Long-term debt	300,000			300,000
Unsecured Debt | MGT Promissory Notes
Debt Instrument [Line Items]
Debt instrument, face amount	2,109,000
Long-term debt	943,000			943,000
Unsecured Debt | Kuusamo Promissory Notes
Debt Instrument [Line Items]
Debt instrument, face amount	141,000
Long-term debt	55,000			55,000
Secured Debt | Secured Revolving Promissory Note
Debt Instrument [Line Items]
Debt instrument, face amount				500,000
Long-term debt				500,000						0
Secured Debt | Secured Revolving Promissory Note II
Debt Instrument [Line Items]
Debt instrument, face amount				500,000		$ 500,000	$ 500,000
Long-term debt				500,000						0
Secured Debt | Secured Revolving Promissory Note III
Debt Instrument [Line Items]
Debt instrument, face amount				1,200,000	$ 1,200,000
Long-term debt				135,000						0
Secured Debt | Secured Convertible Note
Debt Instrument [Line Items]
Debt instrument, face amount	3,000,000
Long-term debt	3,500,000			0
Convertible Debt | Purchase Agreement July 12, 2016
Debt Instrument [Line Items]
Debt instrument, face amount	4,444,000	$ 4,444,000
Long-term debt	$ 3,155,000			0
Convertible Debt | RI Convertible Note
Debt Instrument [Line Items]
Debt instrument, face amount				300,000
Long-term debt				300,000						0
Convertible Debt | Secured Convertible Note
Debt Instrument [Line Items]
Debt instrument, face amount			$ 3,000,000
Loans Payable | MGT Promissory Notes
Debt Instrument [Line Items]
Debt instrument, face amount				2,109,000
Long-term debt				943,000						0
Loans Payable | Kuusamo Promissory Notes
Debt Instrument [Line Items]
Debt instrument, face amount				141,000
Long-term debt				$ 55,000						$ 0